Stock-based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, shares withheld for tax withholding obligation (in shares)		34,000
2015 Share Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted during the year (in shares)	0
2021 Incentive Compensation Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted during the year (in shares)		0	0
Share-Based Payment Arrangement, Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock-based compensation cost		$ 1.5
Unrecognized stock-based compensation cost, period for recognition (in years)		1 year
Share-Based Payment Arrangement, Option | 2015 Share Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period (in years)		4 years
Term of award (in years)		10 years
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, shares withheld for tax withholding obligation (in shares)		60,416
Weighted-average exercise price of RSUs (in usd per share)		$ 3.56
RSUs vested (in shares)		6,141
Unrecognized stock-based compensation cost		$ 2.5
Unrecognized stock-based compensation cost, period for recognition (in years)		1 year 9 months